INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in associates and joint ventures (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments in associates	$ 1,973,092	$ 1,894,024
Investments in Joint ventures	533,223	473,733
Total	2,506,315	2,367,757
Investments in associates at fair value	1,263,765	1,249,818
Investments in associates at equity value	$ 709,327	$ 644,206